Prepayments, Deposit and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments Deposits And Other Receivables [Abstract]
Schedule of prepayments deposits and other receivables
	As of December 31,	As of December 31,
	2021	2020

Deposit	$400,801	$60,000
Other receivables	-	1,876
Prepayments	403,210	144,567
	$804,011	$206,443